AVAILABLE-FOR-SALE FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of available-for-sale financial assets [text block] [Abstract]
Disclosure of available-for-sale financial assets [text block]

20    Available-for-sale financial assets

31 December 2017	The Group £m	The Bank £m
Debt securities:
Government securities	34,708	34,571
Bank and building society certificates of deposit	167	167
Asset-backed securities:
Mortgage-backed securities	1,156	1,129
Other asset-backed securities	255	65
Corporate and other debt securities	4,615	5,871
	40,901	41,803
Equity shares	816	763
Total available-for-sale financial assets	41,717	42,566

At 31 December 2017 £39,717 million of available-for-sale financial assets of the Group and £38,937 million of the Bank had a contractual residual maturity of greater than one year.